Net Sales and Long Lived Assets by Regions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended
	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2012		Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013		May 31, 2012		May 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 1,170,779	[1]	$ 843,736	[2]	$ 1,017,426	[3]	$ 1,046,714	[4]	$ 1,101,770		$ 773,643	$ 916,085	$ 985,918	$ 4,078,655	[5]	$ 3,777,416	[5]	$ 3,381,841	[5]
Long-Lived Assets	2,229,254	[6]							1,824,494	[6]				2,229,254	[6]	1,824,494	[6]	1,647,059	[6]
UNITED STATES
Segment Reporting Information [Line Items]
Net Sales														2,404,835	[5]	2,219,680	[5]	1,983,238	[5]
Long-Lived Assets	1,311,640	[6]							1,124,403	[6]				1,311,640	[6]	1,124,403	[6]	965,235	[6]
Foreign
Segment Reporting Information [Line Items]
Net Sales														1,673,820	[5]	1,557,736	[5]	1,398,603	[5]
Long-Lived Assets	917,614	[6]							700,091	[6]				917,614	[6]	700,091	[6]	681,824	[6]
Foreign | CANADA
Segment Reporting Information [Line Items]
Net Sales														350,579	[5]	346,238	[5]	330,613	[5]
Long-Lived Assets	126,172	[6]							128,392	[6]				126,172	[6]	128,392	[6]	137,380	[6]
Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales														908,139	[5]	919,124	[5]	812,735	[5]
Long-Lived Assets	340,592	[6]							315,228	[6]				340,592	[6]	315,228	[6]	287,874	[6]
Foreign | Other Foreign Country
Segment Reporting Information [Line Items]
Net Sales														415,102	[5]	292,374	[5]	255,255	[5]
Long-Lived Assets	213,726	[6]							64,316	[6]				213,726	[6]	64,316	[6]	47,353	[6]
Foreign | UNITED KINGDOM
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 237,124	[6]							$ 192,155	[6]				$ 237,124	[6]	$ 192,155	[6]	$ 209,217	[6]

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	For the quarter ended February 28, 2013, we accrued a loss of $68.8 million for a proposed settlement between our Building Solutions Group and the General Services Administration ("GSA"). Additionally, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. The combined impact of these items on net income and earnings per share for the third quarter was $51.0 million and $0.40 per share, respectively.
[3]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively.
[4]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively.
[5]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[6]	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.